Leases - Financial statement impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Depreciation charge for the right-of-use assets	£ 1,747	£ 848	£ 439
Expenses relating to short-term leases	409	93
Interest expense on lease liabilities	£ 299	£ 149	£ 86